Real Estate Assets Held for Sale, Discontinued Operations and Sale of Joint Venture Equity Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Real Estate Assets Held for Development and Sale [Abstract]
Real Estate Assets Held For Sale And Sale Of Joint Venture Interest Disclosure [Text Block]

Note 3 — Real Estate Assets Held for Sale, Discontinued Operations and Sale of Joint Venture Equity Interests

Real Estate Assets Held for Sale and Discontinued Operations

ASC Topic 360-10, Property, Plant and Equipment — Overall, requires a long-lived asset to be classified as “held for sale” in the period in which certain criteria are met. The Company classifies real estate assets as held for sale after the following conditions have been satisfied: (1) management, having the appropriate authority, commits to a plan to sell the asset, (2) the initiation of an active program to sell the asset, and (3) the asset is available for immediate sale and it is probable that the sale of the asset will be completed within one year.
The Company periodically classifies real estate assets as held for sale, and these assets and their liabilities are stated separately on the accompanying consolidated balance sheets. The Creekside property was classified as held for sale as of March 28, 2014, on which date the special purpose entity in which the Company holds a 24.706% indirect equity interest sold the Creekside property, as discussed below. As of June 30, 2014, the remaining assets and liabilities were classified as discontinued operations. Amounts associated with the Enders Place at Baldwin Park property, which was classified as held for sale at December 31, 2013 in the consolidated balance sheet for that period have been reclassified to continuing operations, as the Company no longer has the intent to sell the property.
The real estate assets and liabilities of the Creekside property presented as discontinued operations, as of June 30, 2014, were as follows:

Assets Related to Discontinued Operations June 30, 2014
Other assets	$10,726
Assets related to discontinued operations	$10,726

Liabilities Related to Discontinued Operations June 30, 2014
Other liabilities	$475,630
Liabilities related to discontinued operations	$475,630
The following is a summary of the results of operations of the Creekside property classified as discontinued operations at June 30, 2014, for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
Total revenues	$—	$522,102	$508,114	$1,038,178
Expenses
Property operating	(49,931)	(158,595)	(165,256)	(318,090)
Management fees	(5,186)	(20,868)	(24,790)	(41,856)
Depreciation and amortization	—	(164,536)	(183,636)	(328,211)
General and administrative	—	—	—	—
Asset management and oversight fees to affiliates	—	(8,309)	(8,040)	(16,617)
Real estate taxes and insurance	—	(89,353)	(95,349)	(178,804)
Equity in operating (loss) earnings of unconsolidated joint ventures	—	20,957	—	—
Operating (Loss) Earnings	$(55,117)	$101,398	$31,043	$154,600
Gain on sale of joint venture interest	—	—	1,006,359	—
Loss on early extinguishment of debt	—	—	(879,583)	—
Interest, net	2	(121,952)	(148,894)	(244,137)
Loss from discontinued operations	$(55,115)	$(20,554)	$8,925	$(89,537)
Sale of Joint Venture Equity Interests
On March 28, 2014, BR Creekside, LLC, a special-purpose entity in which the Company holds a 24.706% indirect equity interest, sold the Creekside property to SIR Creekside, LLC, which is an unaffiliated third party, for $18,875,000, subject to certain prorations and adjustments typical in such real estate transactions. After deduction for payment of the existing mortgage indebtedness encumbering the Creekside property in the approximate amount of $13.5 million and payment of closing costs and fees, excluding disposition fees of approximately $69,946 deferred by the Former Advisor, the sale of the Creekside property generated net proceeds to the Company of approximately $1.2 million based on its proportionate ownership interest.

Note 3 — Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests

Real Estate Assets Held for Sale

ASC Topic 360-10, Property, Plant and Equipment — Overall, requires a long-lived asset to be classified as “held for sale” in the period in which certain criteria are met. The Company classifies real estate assets as held for sale after the following conditions have been satisfied: (1) management, having the appropriate authority, commits to a plan to sell the asset, (2) the initiation of an active program to sell the asset, and (3) the asset is available for immediate sale and it is probable that the sale of the asset will be completed within one year.

The Company periodically classifies real estate assets as held for sale, and these assets and their liabilities are stated separately on the accompanying consolidated balance sheets. The real estate assets held for sale and the liabilities related to real estate assets held for sale, representative of the Creekside property and Enders property, as of December 31, 2013, were as follows:

Real Estate Assets Held for Sale
December 31, 2013
Operating properties held for sale	$43,458,027
Other assets	1,452,785
Assets held for sale	$44,910,812

Liabilities Related to Real Estate Assets Held for Sale
December 31, 2013
Property indebtedness	$32,226,165
Other liabilities	1,001,485
Liabilities related to assets held for sale	$33,227,650

The following is a summary of results of operations of the properties classified as discontinued operations for the years ended December 31, 2013 and 2012:

	For the Years Ended December 31,
	2013	2012
Total revenues	$5,446,465	$1,954,242
Expenses
Property operating expenses	(1,299,145)	(434,773)
Management fees	(213,387)	(84,656)
Depreciation and amortization	(1,708,087)	(1,288,261)
General and administrative expenses	(198,806)	(148,179)
Asset management and oversight fees to affiliates	(160,196)	(57,439)
Real estate taxes and insurance	(973,402)	(345,443)
Acquisition costs	(635)	(1,132,518)
Operating Loss	$892,807	$(1,537,027)
Gain on business combination	—	1,242,964
Interest exp, net	(1,249,353)	(426,752)
Loss from discontinued operations	$(356,546)	$(720,815)

Sale of Joint Venture Equity Interests

On September 30, 2013, the Company, through its indirect joint venture equity interest in Bell BR Hillsboro Village JV, LLC (the “Hillsboro Managing Member JV Entity”), sold the underlying real estate asset to an unaffiliated third party for $44,000,000. The sale generated proceeds to the Company of approximately $2,439,204 based on its proportionate ownership, after closing costs and reserves and excluding a disposition fee of $82,500 payable per the Advisory Agreement between the Company and its Advisor and deferred by the Advisor. The Company recognized a gain of $1,686,877 through its proportionate share of the equity interest in the property.

On August 13, 2013, the Company sold a 10.27% indirect joint venture equity interest in a to-be developed class A, mid-rise apartment community known as 23Hundred @ Berry Hill (the “Berry Hill property”) pursuant to the terms of a Membership Interest Purchase and Sale Agreement (the “MIPA”) with Bluerock Growth Fund, LLC, a Delaware limited liability company and an affiliate of the Sponsor, with the Company retaining an approximate 53.46% indirect equity interest in the Berry Hill property. The sale generated proceeds to the Company of $2,000,040, excluding a disposition fee of approximately $69,470 payable per the Advisory Agreement between the Company and its Advisor and deferred by the Advisor, and subject to certain prorations and adjustments typical in a real estate transaction. The Company recognized a gain on the sale of $971,699, net of disposition fees. The sale price in the transaction was determined based on an MAI, independent appraisal dated August 2013 for the Berry Hill property underlying the subject joint venture.

On August 29, 2013, the Company sold an additional 28.36% indirect joint venture equity interest in the Berry Hill property to SOIF III, an affiliate of the Company, in exchange for a $5,524,412 reduction of the outstanding principal balance of the SOIF LOC. The consideration for the Berry Hill Interest was based on the proportionate share of the appraised value of the Berry Hill property as determined by an MAI, independent appraisal dated August 2013 for the Berry Hill property, excluding a disposition fee of approximately $191,886 payable per the Advisory Agreement between the Company and the Advisor, and deferred by the Advisor, and was subject to certain prorations and adjustments typical in a real estate transaction. The Company recognized a gain on the sale of $2,727,568, net of disposition fees. As this partial sale of the Company’s controlling interest did not result in a change of control, the gain has been recorded as an adjustment to additional paid-in capital and the proportionate carrying value of the partial interest has been reclassified to noncontrolling interests.

Following these transactions, the Company owns a 25.1% indirect joint venture equity interest in the Berry Hill property.

In June 2012, the Company sold all of its joint venture interest in BR Meadowmont Managing Member, LLC (the “Meadowmont Managing Member JV Entity”), the entity through which the Company indirectly invested in the Meadowmont property, for an aggregate sale price of $3,113,581, excluding closing costs and a disposition fee paid to an affiliate of the Advisor of $136,216 and recognized a gain on the sale of $2,014,533, net of disposition fees.